REVENUE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 138,526	$ 27,100	$ 182,645	$ 33,900	$ 50,674	$ 107,760
Rental Income, Nonoperating					17,655
Noninterest Expense Commission Expense					$ 33,019